EARNINGS PER SHARE (Details Textual)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Warrants Expiration Date		Apr. 28, 2011
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	334,000	1,014,000